RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 - RELATED PARTY TRANSACTIONS

As at September 30, 2021, the Company owed an aggregate of $638,530 (December 31, 2020 - $Nil) to related parties of the Company, comprised of the following:

i.	During the three months ended September 30, 2021, the Company entered into a promissory note agreement with a related party of the Company, for the total proceeds of $151,000. The note bears no interest, unsecured, and has no terms of repayment.

ii.	During the nine months ended September 30, 2021, the Company entered into another promissory note agreement with a related party and shareholder of the Company, for the total proceeds of $215,000. The note bears no interest, unsecured, and has no terms of repayment.

iii.	The Company received consulting services from a shareholder and consultant of the Company, and pursuant to the agreement incurred $30,000 and $270,000 in professional expenses in the three and nine months ended September 30, 2021, respectively (three and nine months ended September 30, 2020 - $90,000). The related party also incurred $2,530 in administrative and general expenses on behalf of the Company. As at September 30, 2021, the Company owes the related party a total of $272,530 for consulting services and expenses reimbursement (December 31, 2020 - $Nil).

Additionally, as part of the Somah transaction in 2020 (Note 4), the Company recorded a prepaid royalty to the shareholders of Somahlution. The primary beneficial owner is Dr. Vithal Dhaduk, currently the Interim CEO, a director, and significant shareholder of the Company. As at September 30, 2021, the company had $340,969 in prepaid royalties (December 31, 2020 - $344,321) which had been classified as non-current in the condensed consolidation balance sheets.

NOTE 9 – RELATED PARTY TRANSACTIONS

The Company has recorded a prepaid royalty to the shareholders of Somahlution, LLC in regard to the acquisition (see Note 5). The primary beneficial owner is Dr. Vithal Dhaduk, a director of the Company (appointed in 2021) and significant shareholder of the Company.